RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of commitment loans (Details) - Liquidity risk [member] - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 23,108,555	$ 42,857,302
Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	3,552,304	4,805,851
Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	948,455	1,366,444
Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,491,299	2,064,096
Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	11,861,422	30,394,487
Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	3,231,548	3,467,198
Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,023,527	759,226
Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	20,988,794	39,281,908
Not later than one month [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,129,962	3,775,771
Not later than one month [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	947,723	1,203,078
Not later than one month [member] | Overdraft facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	2,491,299	2,064,096
Not later than one month [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	11,263,240	28,906,520
Not later than one month [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	3,133,043	3,332,443
Not later than one month [member] | Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,023,527
Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	368,139	1,683,163
Later than one month and not later than six months [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	142,987	398,955
Later than one month and not later than six months [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	714	163,087
Later than one month and not later than six months [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	125,933	986,366
Later than one month and not later than six months [member] | Undrawn approved loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	98,505	134,755
Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	155,590	521,124
Later than six months and not later than one year [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	61,140	420,525
Later than six months and not later than one year [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		279
Later than six months and not later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	94,450	100,320
Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,596,032	1,371,107
Later than one year [member] | Financial guarantee contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	1,218,215	210,600
Later than one year [member] | Standby letters of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	18
Later than one year [member] | Standby credit card facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans	$ 377,799	401,281
Later than one year [member] | Other Commitments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Commitments loans		$ 759,226